Summary of Significant Accounting Policies - Narrative (Details)	3 Months Ended		12 Months Ended
	Dec. 31, 2021 USD ($) mi	Dec. 31, 2020 USD ($)	Sep. 30, 2021 USD ($)
Concentration Risk [Line Items]
Deferred revenue	$ 5,976,000		$ 4,654,000
Customer credit, period	1 year
Revenue recognized	$ 1,934,000	$ 1,175,000
Local transport, price per seat	195
Local transport with annual pass, price per seat	95
Annual pass price	795
Advertising costs	1,022,000	193,000
Prepaid marketing supplies	568,000		$ 547,000
Depreciation and amortization	$ 137,000	$ 92,000
Accounts Payable | Supplier Concentration Risk | Vendor one
Concentration Risk [Line Items]
Concentration risk, percentage	13.00%		17.00%
Accounts Payable | Supplier Concentration Risk | Vendor two
Concentration Risk [Line Items]
Concentration risk, percentage			13.00%
Minimum
Concentration Risk [Line Items]
Number of miles | mi	40
Commuter price per seat	$ 250
Maximum
Concentration Risk [Line Items]
Number of miles | mi	100
Commuter price per seat	$ 795